Capital Stock and Changes in Capital Accounts, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	$ 7,744	$ 8,203	$ 8,645
Unrecognized cost for unvested restricted shares	$ 17,698	$ 7,966
Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 24 days